BANK FINANCIAL ASSETS AND LIABILITIES - Group's liquidity analysis for its derivative financial instruments (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Group's liquidity analysis for its derivative financial instruments
Financial assets	₽ 257,920	₽ 186,446
Financial liabilities	(226,186)	(169,741)
Fixed interest rate risk
Group's liquidity analysis for its derivative financial instruments
Financial liabilities	(178,801)	(130,658)
Fixed interest rate risk | Due to banks and other financial institutions
Group's liquidity analysis for its derivative financial instruments
Financial liabilities	(18,807)	(23,089)
Fixed interest rate risk | Customer accounts
Group's liquidity analysis for its derivative financial instruments
Financial liabilities	(153,681)	(105,195)
Fixed interest rate risk | Debt securities issued
Group's liquidity analysis for its derivative financial instruments
Financial liabilities	(5,581)	(1,840)
Fixed interest rate risk | Lease obligations
Group's liquidity analysis for its derivative financial instruments
Financial liabilities	(732)	(534)
Fixed interest rate risk | Due from banks
Group's liquidity analysis for its derivative financial instruments
Financial assets	24,770	21,824
Fixed interest rate risk | Loans to customers
Group's liquidity analysis for its derivative financial instruments
Financial assets	1,781	16,915
Fixed interest rate risk | Investment securities
Group's liquidity analysis for its derivative financial instruments
Financial assets	202,453	113,584
Non-interest bearing financial instruments
Group's liquidity analysis for its derivative financial instruments
Financial assets	20,031
Financial liabilities	(47,385)	(39,083)
Non-interest bearing financial instruments | Currency forwards and options not designated as hedges
Group's liquidity analysis for its derivative financial instruments
Financial liabilities		(2)
Non-interest bearing financial instruments | Due to banks and other financial institutions
Group's liquidity analysis for its derivative financial instruments
Financial liabilities	(2,623)	(1,372)
Non-interest bearing financial instruments | Customer accounts
Group's liquidity analysis for its derivative financial instruments
Financial liabilities	(38,496)	(33,908)
Non-interest bearing financial instruments | Other financial liabilities
Group's liquidity analysis for its derivative financial instruments
Financial liabilities	(6,266)	(3,801)
Non-interest bearing financial instruments | Due from banks
Group's liquidity analysis for its derivative financial instruments
Financial assets	15,974	22,274
Non-interest bearing financial instruments | Currency forwards and options not designated as hedges
Group's liquidity analysis for its derivative financial instruments
Financial assets		1,180
Non-interest bearing financial instruments | Other financial assets
Group's liquidity analysis for its derivative financial instruments
Financial assets	1,733	2
1 - 30 days past due
Group's liquidity analysis for its derivative financial instruments
Financial assets	54,790	67,631
Financial liabilities	(98,107)	(80,341)
Liquidity gap	(43,317)	(12,710)
Stable source of funding	43,901	41,502
Net liquidity gap	584	28,792
Cumulative liquidity gap	584	28,792
1 - 30 days past due | Fixed interest rate risk
Group's liquidity analysis for its derivative financial instruments
Financial liabilities	(54,131)	(43,223)
1 - 30 days past due | Fixed interest rate risk | Due to banks and other financial institutions
Group's liquidity analysis for its derivative financial instruments
Financial liabilities	(18,788)	(22,962)
1 - 30 days past due | Fixed interest rate risk | Customer accounts
Group's liquidity analysis for its derivative financial instruments
Financial liabilities	(35,294)	(19,046)
1 - 30 days past due | Fixed interest rate risk | Debt securities issued
Group's liquidity analysis for its derivative financial instruments
Financial liabilities	(32)	(1,204)
1 - 30 days past due | Fixed interest rate risk | Lease obligations
Group's liquidity analysis for its derivative financial instruments
Financial liabilities	(17)	(11)
1 - 30 days past due | Fixed interest rate risk | Due from banks
Group's liquidity analysis for its derivative financial instruments
Financial assets	24,769	21,823
1 - 30 days past due | Fixed interest rate risk | Loans to customers
Group's liquidity analysis for its derivative financial instruments
Financial assets	1,781	16,915
1 - 30 days past due | Fixed interest rate risk | Investment securities
Group's liquidity analysis for its derivative financial instruments
Financial assets	9,985	4,547
1 - 30 days past due | Non-interest bearing financial instruments
Group's liquidity analysis for its derivative financial instruments
Financial assets	18,246
Financial liabilities	(43,976)	(37,118)
1 - 30 days past due | Non-interest bearing financial instruments | Currency forwards and options not designated as hedges
Group's liquidity analysis for its derivative financial instruments
Financial liabilities		(1)
1 - 30 days past due | Non-interest bearing financial instruments | Due to banks and other financial institutions
Group's liquidity analysis for its derivative financial instruments
Financial liabilities	(2,623)	(1,372)
1 - 30 days past due | Non-interest bearing financial instruments | Customer accounts
Group's liquidity analysis for its derivative financial instruments
Financial liabilities	(38,496)	(33,908)
1 - 30 days past due | Non-interest bearing financial instruments | Other financial liabilities
Group's liquidity analysis for its derivative financial instruments
Financial liabilities	(2,857)	(1,837)
1 - 30 days past due | Non-interest bearing financial instruments | Due from banks
Group's liquidity analysis for its derivative financial instruments
Financial assets	15,974	22,274
1 - 30 days past due | Non-interest bearing financial instruments | Currency forwards and options not designated as hedges
Group's liquidity analysis for its derivative financial instruments
Financial assets		1,180
1 - 30 days past due | Non-interest bearing financial instruments | Other financial assets
Group's liquidity analysis for its derivative financial instruments
Financial assets		1
1 month to 3 months
Group's liquidity analysis for its derivative financial instruments
Financial assets	19,368	8,426
Financial liabilities	(14,992)	(15,581)
Liquidity gap	4,376	(7,155)
Stable source of funding	(2,392)	2,342
Net liquidity gap	1,984	(4,813)
Cumulative liquidity gap	2,568	23,979
1 month to 3 months | Fixed interest rate risk
Group's liquidity analysis for its derivative financial instruments
Financial liabilities	(13,845)	(15,088)
1 month to 3 months | Fixed interest rate risk | Customer accounts
Group's liquidity analysis for its derivative financial instruments
Financial liabilities	(13,801)	(15,049)
1 month to 3 months | Fixed interest rate risk | Lease obligations
Group's liquidity analysis for its derivative financial instruments
Financial liabilities	(44)	(39)
1 month to 3 months | Fixed interest rate risk | Investment securities
Group's liquidity analysis for its derivative financial instruments
Financial assets	18,848	8,134
1 month to 3 months | Non-interest bearing financial instruments
Group's liquidity analysis for its derivative financial instruments
Financial assets	6
Financial liabilities	(1,147)	(493)
1 month to 3 months | Non-interest bearing financial instruments | Currency forwards and options not designated as hedges
Group's liquidity analysis for its derivative financial instruments
Financial liabilities		(1)
1 month to 3 months | Non-interest bearing financial instruments | Other financial liabilities
Group's liquidity analysis for its derivative financial instruments
Financial liabilities	(1,147)	(492)
1 month to 3 months | Non-interest bearing financial instruments | Other financial assets
Group's liquidity analysis for its derivative financial instruments
Financial assets		1
3 months to 1 year
Group's liquidity analysis for its derivative financial instruments
Financial assets	55,912	35,201
Financial liabilities	(98,284)	(71,781)
Liquidity gap	(42,372)	(36,580)
Stable source of funding	43,814	30,933
Net liquidity gap	1,442	(5,647)
Cumulative liquidity gap	4,010	18,332
3 months to 1 year | Fixed interest rate risk
Group's liquidity analysis for its derivative financial instruments
Financial liabilities	(96,022)	(70,309)
3 months to 1 year | Fixed interest rate risk | Due to banks and other financial institutions
Group's liquidity analysis for its derivative financial instruments
Financial liabilities		(127)
3 months to 1 year | Fixed interest rate risk | Customer accounts
Group's liquidity analysis for its derivative financial instruments
Financial liabilities	(95,472)	(69,677)
3 months to 1 year | Fixed interest rate risk | Debt securities issued
Group's liquidity analysis for its derivative financial instruments
Financial liabilities	(350)	(341)
3 months to 1 year | Fixed interest rate risk | Lease obligations
Group's liquidity analysis for its derivative financial instruments
Financial liabilities	(200)	(164)
3 months to 1 year | Fixed interest rate risk | Investment securities
Group's liquidity analysis for its derivative financial instruments
Financial assets	50,342	34,523
3 months to 1 year | Non-interest bearing financial instruments
Group's liquidity analysis for its derivative financial instruments
Financial assets	15
Financial liabilities	(2,262)	(1,472)
3 months to 1 year | Non-interest bearing financial instruments | Other financial liabilities
Group's liquidity analysis for its derivative financial instruments
Financial liabilities	(2,262)	(1,472)
2023-2027
Group's liquidity analysis for its derivative financial instruments
Financial assets	112,757	64,198
Financial liabilities	(14,803)	(2,038)
Liquidity gap	97,954	62,160
Stable source of funding	(3,519)	(15,732)
Net liquidity gap	94,435	46,428
Cumulative liquidity gap	98,445	64,760
2023-2027 | Fixed interest rate risk
Group's liquidity analysis for its derivative financial instruments
Financial liabilities	(14,803)	(2,038)
2023-2027 | Fixed interest rate risk | Due to banks and other financial institutions
Group's liquidity analysis for its derivative financial instruments
Financial liabilities	(19)
2023-2027 | Fixed interest rate risk | Customer accounts
Group's liquidity analysis for its derivative financial instruments
Financial liabilities	(9,114)	(1,423)
2023-2027 | Fixed interest rate risk | Debt securities issued
Group's liquidity analysis for its derivative financial instruments
Financial liabilities	(5,199)	(295)
2023-2027 | Fixed interest rate risk | Lease obligations
Group's liquidity analysis for its derivative financial instruments
Financial liabilities	(471)	(320)
2023-2027 | Fixed interest rate risk | Investment securities
Group's liquidity analysis for its derivative financial instruments
Financial assets	109,949	55,438
Thereafter
Group's liquidity analysis for its derivative financial instruments
Financial assets	11,346	8,971
Liquidity gap	11,346	8,971
Stable source of funding	(81,804)	(59,045)
Net liquidity gap	(70,458)	(50,074)
Cumulative liquidity gap	27,987	14,686
Thereafter | Fixed interest rate risk | Investment securities
Group's liquidity analysis for its derivative financial instruments
Financial assets	11,346	8,971
Maturity undefined
Group's liquidity analysis for its derivative financial instruments
Financial assets	3,747	2,019
Maturity undefined | Fixed interest rate risk | Due from banks
Group's liquidity analysis for its derivative financial instruments
Financial assets	1	1
Maturity undefined | Fixed interest rate risk | Investment securities
Group's liquidity analysis for its derivative financial instruments
Financial assets	1,983	₽ 1,971
Maturity undefined | Non-interest bearing financial instruments
Group's liquidity analysis for its derivative financial instruments
Financial assets	1,764
Maturity undefined | Non-interest bearing financial instruments | Other financial assets
Group's liquidity analysis for its derivative financial instruments
Financial assets	₽ 1,733